Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total Gross Carrying Amount-Amortizable and Unamortizable	$ 596	$ 601		$ 598
Accumulated Amortization	178	162		120
Net Carrying Amount-Other intangibles	418	439		478
Franchise agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Franchise agreements	2,019	2,019	[1]	2,019	[1]
Accumulated Amortization	356	322	[1]	255	[1]
Net Carrying Amount-Amortizable Franchise agreements	1,663	1,697	[1]	1,764	[1]
Amortization period	30 years	30 years
License agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles	45	45	[2]	45	[2]
Accumulated Amortization	5	4	[2]	3	[2]
Net Carrying Amount-Other intangibles	40	41	[2]	42	[2]
Amortization period	50 years	50 years
Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles	529	529	[3]	529	[3]
Accumulated Amortization	163	144	[3]	107	[3]
Net Carrying Amount-Other intangibles	366	385	[3]	422	[3]
Customer relationships [Member] | Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	20 years	20 years
Pendings and Listings [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles		0	[4]	2	[4]
Accumulated Amortization		0	[4]	1	[4]
Net Carrying Amount-Other intangibles		0	[4]	1	[4]
Amortization period		5 months
Pendings and Listings [Member] | Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period		5 months
Other Intangible Assets [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles	12	17	[5]	12	[5]
Accumulated Amortization	10	14	[5]	9	[5]
Net Carrying Amount-Other intangibles	2	3	[5]	3	[5]
Other Intangible Assets [Member] | Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	2 years	2 years
Other Intangible Assets [Member] | Maximum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	10 years	10 years
Trademarks [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	732	732	[6]	732	[6]
Title Plant Shares [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 10	$ 10	[7]	$ 10	[7]

[1]	Generally amortized over a period of 30 years.
[2]	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).
[3]	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.
[4]	Amortized over the estimated closing period of the underlying contracts (in most cases five months).
[5]	Generally amortized over periods ranging from 2 to 10 years.
[6]	Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.
[7]	Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.